24. Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income
Income from investment in CFS Partners	$ 514,485	$ 415,561
Expenses
Outsourcing expense	480,563	538,359
Service contracts - administration	512,902	447,374
Marketing	552,617	484,330
State deposit tax	633,185	590,728
ATM fees	$ 412,813	$ 417,067